Shareholder Report, Holdings (Details) - c000242877	Aug. 31, 2026
81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
989207105 | Zebra Technologies Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
46266C105 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
303075105 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
053015103 | Automatic Data Processing, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
363576109 | Arthur J. Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
857492888 | State Street Institutional Treasury Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	2.00%
115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
46982L108 | Jacobs Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
857492888Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.00%
02079K107Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
142339100Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
882681109Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
571748102Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
101137107Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
43849R105Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
461202103Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%